Risks (Details) - 12 months ended Jun. 30, 2023	USD ($)	HKD ($)	CNY (¥)
United States [Member]
Risks (Details) [Line Items]
Deposited with a bank	$ 2,800,000
Insured amount	250,000
Mainland China [Member]
Risks (Details) [Line Items]
Deposited with a bank	2,000,000
Insured amount	75,000		¥ 500,000
Hong Kong [Member]
Risks (Details) [Line Items]
Deposited with a bank	600,000
Compensation amount	$ 64,000	$ 500,000